Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 14,358,939	$ 10,480,083
Net (loss) from discontinued operations	(292,069)
Net income from continuing operations	14,651,008	10,480,083
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	639,002	1,105,022
Stock-based compensation	125,630	247,565
Loss (Income) from investments	218,929	(725,519)
Deferred tax (benefit) expense	(92,798)	259,887
Issuance of stock for services	185,000
Accounts receivable	(4,310,119)	(2,488,129)
Advance to suppliers	(15,246,921)
Prepaid expenses and other current assets	1,444,248	(1,282,859)
Operating lease right-of-use assets	(3,115,440)
Receivables from supply chain solutions	32,564,078	(25,141,298)
Inventories	(17,968,203)
Accounts payable	(25,094,299)	31,284,968
Advance from customers	9,408,745	1,052,611
Taxes payable	(6,205,647)	(1,550,469)
Other payables	(735,659)	(140,420)
Payable to supply chain solutions	(19,913,058)	1,108,934
Operating lease liabilities	3,041,808	(442,024)
Accrued expenses and other current liabilities	340,313	(261,322)
Net cash (used in) provided by operating activities from continuing operations	(30,063,383)	13,507,030
Net cash (used in) operating activities of discontinued operations	(356,347)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(30,419,730)	13,507,030
Acquisition of property and equipment	(178,953)	(154,155)
Purchase of intangible asset		(14,581)
Cash paid for acquisitions	(78,944)	(7,007,905)
Purchase of long-term investment	(2,985,921)
Cash received on disposal of discontinued operations		14,950,730
Proceeds from sale of short-term investments	49,210,720
Purchase of short-term investments	(21,825,681)	(32,573,879)
Net cash provided by (used in) investing activities from continuing operations	24,141,221	(24,799,790)
Net cash (used in) investing activities from discontinued operations
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	24,141,221	(24,799,790)
Proceeds from short-term bank loans		774,401
Repayment of short-term bank loans	(773,960)
Proceeds from third party loans	3,363,632
Repayment to related party	(1,010,517)	(1,399,602)
Proceeds from related party	8,049,187
Net cash provided by (used in) financing activities from continuing operations	9,628,342	(625,201)
Net cash (used in) financing activities from discontinued operations
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	9,628,342	(625,201)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(3,539,963)	(333,090)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(190,130)	(12,251,051)
Add: decrease in cash and cash equivalents from discontinued operations	356,347
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	166,217	(12,251,051)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-BEGINNING	91,627,041	22,198,257
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-ENDING	91,793,258	9,947,206
Cash paid for income taxes	8,163,616	3,469,253
Cash paid for interest	5,420	19,606
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Accrued lease liabilities	3,396,841	1,679,556
Issuance of shares for compensation	185,000	2,150,000
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	90,988,227	9,790,363
Restricted cash	805,031	156,843
Total cash, cash equivalents and restricted cash	$ 91,793,258	$ 9,947,206